Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
Foreign Bonds – 98.0%
Argentina – 10.8%
Argentine Republic Government International Bond, 5.00%, 1/9/2038 ................. $ 900,000 $ 677,250
Pampa Energia SA, 7.75%, 11/14/2037, 144A(a) ................................. 500,000 503,200
Pluspetrol SA, 8.13%, 5/18/2031, 144A(a) ....................................... 500,000 510,855
Pluspetrol SA, 8.50%, 5/30/2032, 144A(a) ....................................... 200,000 208,200
Tecpetrol SA, 7.63%, 11/3/2030, 144A(a) ........................................ 476,000 480,998
Telecom Argentina SA, 9.25%, 5/28/2033 ....................................... 250,000 259,204
Telecom Argentina SA, 9.25%, 5/28/2033, 144A(a) ................................ 200,000 207,363
Vista Energy Argentina SAU, 8.50%, 6/10/2033, 144A(a) ........................... 500,000 524,930
YPF SA, 8.25%, 1/17/2034 ................................................... 400,000 408,456
YPF SA, 8.25%, 1/17/2034, 144A(a) ........................................... 250,000 255,285
4,035,741
Bahamas – 3.4%
Bahamas Government International Bond, 8.25%, 6/24/2036 ........................ 890,000 952,371
Bahamas Government International Bond, 8.25%, 6/24/2036, 144A(a) ................ 300,000 321,024
1,273,395
Brazil – 14.4%
Aegea Finance Sarl, 7.63%, 1/20/2036, 144A(a) .................................. 500,000 433,375
Brazilian Government International Bond, 5.50%, 2/4/2033 .......................... 900,000 884,196
Brazilian Government International Bond, 6.63%, 3/15/2035 ........................ 850,000 870,102
Brazilian Government International Bond, 6.25%, 5/22/2036 ........................ 300,000 294,207
Brazilian Government International Bond, 5.00%, 1/27/2045 ........................ 600,000 472,920
Brazilian Government International Bond, 7.25%, 1/12/2056 ........................ 1,100,000 1,080,640
CSN Resources SA, 8.88%, 12/5/2030 ......................................... 350,000 248,500
CSN Resources SA, 4.63%, 6/10/2031 ......................................... 400,000 245,607
Eldorado International Finance GMBH, 8.50%, 12/1/2032, 144A(a) ................... 400,000 403,324
LD Celulose International GmbH, 7.95%, 1/26/2032 ............................... 250,000 257,142
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a) ........................ 200,000 205,714
5,395,727
Chile – 1.2%
Latam Airlines Group SA, 7.88%, 4/15/2030 ..................................... 450,000 455,490
Colombia – 16.2%
Aris Mining Corp., 8.00%, 10/31/2029 .......................................... 250,000 259,015
Banco Davivienda SA, 8.13%, (US 5 Year CMT T-Note + 4.59%), 7/2/2035, 144A(a)(b) ... 550,000 557,975
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b) ............. 450,000 472,318
Colombia Government International Bond, 7.50%, 2/2/2034 ......................... 300,000 307,950
Colombia Government International Bond, 8.75%, 11/14/2053 ....................... 710,000 763,144
Colombia Government International Bond, 8.38%, 11/7/2054 ........................ 960,000 992,611
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030 .......................... 808,000 729,915
Ecopetrol SA, 7.75%, 2/1/2032 ................................................ 580,000 587,381
Ecopetrol SA, 8.38%, 1/19/2036 ............................................... 700,000 711,331
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/2032,
144A(a) ................................................................ 500,000 505,260
Sierracol Energy Andina LLC/Sierracol Energy Arauca/Colombia Energy Development,
9.00%, 11/14/2030, 144A(a) ................................................ 200,000 199,241
6,086,141
Dominican Republic – 13.2%
AES Espana BV, 5.70%, 5/4/2028 ............................................. 580,000 570,505
Dominican Republic Central Bank Notes, 9.50%, 11/30/2029, 144A(a) ................ DOP 49,600,000 811,007
Dominican Republic International Bond, 9.50%, 2/1/2030, 144A(a) ................... DOP 50,000,000 817,277

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Principal Value
Foreign Bonds (continued)
Dominican Republic (continued)
Dominican Republic International Bond, 6.95%, 3/15/2037 .......................... $ 900,000 $ 916,920
Dominican Republic International Bond, 6.15%, 5/17/2038, 144A(a) .................. 500,000 473,250
Dominican Republic International Bond, 7.15%, 2/24/2055 .......................... 250,000 252,750
Dominican Republic International Bond, 7.15%, 2/24/2055, 144A(a) .................. 200,000 202,200
Dominican Republic International Bond, 5.88%, 1/30/2060 .......................... 793,000 663,543
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028 ................... 250,000 240,153
4,947,605
Ecuador – 2.1%
Ecuador Government International Bond, 9.25%, 1/29/2039, 144A(a) ................. 800,000 786,000
El Salvador – 5.8%
El Salvador Government International Bond, 9.25%, 4/17/2030 ...................... 300,000 312,432
El Salvador Government International Bond, 7.65%, 6/15/2035 ...................... 580,000 568,591
El Salvador Government International Bond, 7.63%, 2/1/2041 ....................... 650,000 610,318
El Salvador Government International Bond, 9.65%, 11/21/2054 ..................... 400,000 425,280
El Salvador Government International Bond, 9.65%, 11/21/2054, 144A(a) .............. 250,000 265,800
2,182,421
Guatemala – 2.6%
Energuate Trust 2 0, 6.35%, 9/15/2035, 144A(a) .................................. 500,000 490,254
Investment Energy Resources Ltd., 6.25%, 4/26/2029 ............................. 200,000 199,252
Millicom International Cellular SA, 7.38%, 4/2/2032 ................................ 300,000 303,902
993,408
Honduras – 1.4%
Honduras Government International Bond, 8.63%, 11/27/2034, 144A(a) ............... 350,000 393,589
Honduras Government International Bond, 8.63%, 11/27/2034 ....................... 100,000 112,454
506,043
Jamaica – 1.2%
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036 ......................... 260,000 258,700
Kingston Airport Revenue Finance Ltd., 6.75%, 12/15/2036, 144A(a) .................. 200,000 199,000
457,700
Mexico – 14.2%
Comision Federal de Electricidad, 6.45%, 1/24/2035 ............................... 400,000 399,139
Grupo Televisa SAB, 6.63%, 1/15/2040 ......................................... 600,000 484,500
Mexico Government International Bond, 6.13%, 2/9/2038 ........................... 600,000 585,450
Mexico Government International Bond, 6.34%, 5/4/2053 ........................... 500,000 465,275
Petroleos Mexicanos, 6.84%, 1/23/2030 ........................................ 600,000 601,635
Petroleos Mexicanos, 5.95%, 1/28/2031 ........................................ 800,000 764,257
Petroleos Mexicanos, 6.63%, 6/15/2035 ........................................ 780,000 725,189
Petroleos Mexicanos, 7.69%, 1/23/2050 ........................................ 1,000,000 866,885
Saavi Energia Sarl, 8.88%, 2/10/2035 .......................................... 400,000 420,260
5,312,590
Panama – 5.7%
Panama Government International Bond, 2.25%, 9/29/2032 ......................... 280,000 230,622
Panama Government International Bond, 5.23%, 2/23/2034 ......................... 250,000 241,313
Panama Government International Bond, 6.70%, 1/26/2036 ......................... 450,000 475,609
Panama Government International Bond, 5.66%, 2/23/2038 ......................... 200,000 192,350
Panama Government International Bond, 6.85%, 3/28/2054 ......................... 450,000 463,396
Panama Government International Bond, 7.88%, 3/1/2057 .......................... 300,000 348,942
UEP Penonome II SA, 6.50%, 10/1/2038 ........................................ 194,556 173,174
2,125,406

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Principal Value
Foreign Bonds (continued)
Peru – 4.0%
Auna SA, 8.75%, 11/6/2032, 144A(a) ........................................... $ 350,000 $ 352,406
Boroo Investments Pte Ltd., 9.50%, 8/7/2032, 144A(a) ............................. 200,000 199,500
Orazul Energy Peru SA, 6.25%, 9/17/2032, 144A(a) ............................... 450,000 450,174
Volcan Cia Minera SAA, 8.50%, 10/28/2032, 144A(a) .............................. 500,000 507,825
1,509,905
Trinidad and Tobago – 0.8%
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036 ....................... 100,000 92,141
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029 ............ 200,000 202,215
294,356
United Kingdom – 1.0%
Avianca Midco 2 PLC, 9.50%, 1/28/2031, 144A(a) ................................ 400,000 370,120
Total Foreign Bonds (Cost $37,180,548) ............................................ 36,732,048
U.S. Treasury Bills – 0.2%
U.S. Treasury Bill, 3.69%, 4/7/2026 (c)
(Cost $84,948) ........................................................... 85,000 84,949
Shares
Money Market Fund – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $7,570) ............................................................ 7,570 7,570
Total Investments – 98.2%
(Cost $37,273,066) ............................................................. $ 36,824,567
Other Assets in Excess of Liabilities – 1.8% ............................................ 667,542
Net Assets – 100.0% ............................................................. $ 37,492,109
† Less than 0.05%
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $11,635,146, which represents 31.1% of net assets as of March 31, 2026.
(b) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
Currency Abbreviations:
DOP : Dominican Peso
Portfolio Abbreviations:
CMT : Treasury Constant Maturity Rate